FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/02  (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing? (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

   B. File Number:      811-2143

   C. Telephone Number: (617) 572-9196

2. A. Street: 200 Clarendon Street P.O. Box 111

   B. City: Boston  C. State: MA  D. Zip Code: 02117  E. Zip Ext.: 0111

      Foreign Country:                   Foreign Postal Code:
                      ------------------                     --------

3. Is this the first filing on this form by Registrant? (Y/N)           N
                                                                  ---  ---

4. Is this the last filing on this form by Registrant?(Y/N)             N
                                                                  ---  ---

5. Is Registrant a small business investment company (SBIC)?(Y/N)       N
                                                                  ---  ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)                    Y
                                                                  ---  ---
   [If answer is "Y" (Yes), complete only items 111 through 132.]

                                                      -------------------------
For period ending 12/31/02                            |If filing more than one |
File number 811-5140                                  |  Page 47, "X" box: [ ] |
                                                      -------------------------

111. A.[/] Depositor Name:
                          ------------------------------------------------------
     B.[/] File Number (If any):
                                ------------------------------------------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                      Foreign Postal Code:
                           ----------------------                    -----------
111. A.[/] Depositor Name:
                          ------------------------------------------------------
     B.[/] File Number (If any):
                                ------------------------------------------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                       Foreign Postal Code:
                           -----------------------                    ----------
112. A.[/] Sponsor Name:
                        --------------------------------------------------------
     B.[/] File Number (If any):
                                ------------------------------------------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                      Foreign Postal Code:
                           ----------------------                    -----------
112. A.[/] Sponsor Name:
                        --------------------------------------------------------
     B.[/] File Number (If any):
                                ------------------------------------------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                       Foreign Postal Code:
                           -----------------------                    ----------

                                                      -------------------------
For period ending 12/31/02                            |If filing more than one |
File number 811-2143                                  |  Page 48, "X" box: [ ] |
                                                      -------------------------

113. A.[/] Trustee Name:
                        --------------------------------------------------------
     B.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------
113. A.[/] Trustee Name:
                        --------------------------------------------------------
     B.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------
114. A.[/] Principal Underwriter Name:
                                      ------------------------------------------
     B.[/] File Number: (If any): 8-
                                    -----------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------
114. A.[/] Principal Underwriter Name:
                                      ------------------------------------------
     B.[/] File Number: (If any): 8-
                                    -----------------
     C.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------
115. A.[ ] Independent Public Accountant Name:
                                              -----------------------
     B.[ ] City:            State:     Zip Code:          Zip Ext.:
                ------------      -----         ----------         -------------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------
115. A.[ ] Independent Public Accountant Name:
                                              -----------------------
     B.[/] City:                 State:     Zip Code:         Zip Ext.:
                -----------------      -----         ---------         ---------
       [/] Foreign Country:                        Foreign Postal Code:
                           ------------------------                    ---------

                                                      -------------------------
For period ending 12/31/02                            |If filing more than one |
File number 811-2143                                  |  Page 49, "X" box: [ ] |
                                                      -------------------------

116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment companies?(Y/N)
                                                                        ---
     B. [/] Identify the family in 10 letters:
                                              - - - - - - - - - -
     (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           ---
 If answer is "Y", are any of the following types of contracts funded by Registrant?:
     B. [/] Variable annuity contracts? (Y/N)
                                             ------------------------------
     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                            ---------------
     D. [/] Flexible premium variable life contracts? (Y/N)
                                                            ---------------
     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                         -------------------------
118. [/] State the number of series existing at the end of the period that had securities registered under the
         Securities Act of 1933? (Y/N)
                                      -------------------------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period?
                                     ------------------------------
120. [/] State the total value of the portfolio securities on the date deposit for the new series included in
         item 119 ($000's omitted)                          $
                                  -------------------------  -----------
121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                           --------------
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period
                                   ------------------------------

                                                      -------------------------
For period ending 12/31/02                            |If filing more than one |
File number 811-2143                                  |  Page 50, "X" box: [ ] |
                                                      -------------------------

123. [/] State the total value of the additional units considered in answering item 122 (000's omitted)------------ $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) (000's omitted)------------ $

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)----------------------------- $

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.)($000's omitted)---------  $        0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of     Total Assets   Total Income
                                    Series        ($000's      Distributions
                                  Investing       omitted)    $000's omitted)
                                  ----------    ------------  ---------------

A. U.S. Treasury direct issue                  $               $
                                  ----------    ------------    ------------

B. U.S. Government agency                      $               $
                                  ----------    ------------    ------------

C. State and municipal tax-free                $               $
                                  ----------    ------------    ------------

D. Public Utility debt                         $               $
                                  ----------    ------------    ------------

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                      $               $
                                  ----------    ------------    ------------

F. All other corporate intermed.
   & long term debt                            $               $
                                  ----------    ------------    ------------

G. All other corporate short-
   term debt                                   $               $
                                  ----------    ------------    ------------

H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                                  $               $
                                  ----------    ------------    ------------

I. Investment company equity
   securities                                  $               $
                                  ----------    ------------    ------------

J. All other equity securities             1   $     969,674   $      22,216
                                  ----------    ------------    ------------

K. Other securities                            $               $
                                  ----------    ------------    ------------

L. Total assets of all                            [INSERT]        [INSERT]
   series of registrant                    1   $     969,674   $      22,216
                                  ----------    ------------    ------------

                                                      -------------------------
For period ending 12/31/02                            |If filing more than one |
File number 811-2143                                  |  Page 51, "X" box: [ ] |
                                                      -------------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) --------------------------

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) -----------------------------

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) -------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's) ---------------------------- $ 14,354

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 2143         811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------
811-              811-             811-             811-            811-
    -------           -------          -------          -------         -------

                                 SIGNATURE PAGE

      This report is signed on behalf of the registrant.

City of: Boston   State of: Massachusetts   Date: February 14, 2003

                                  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                                  (Name of Registrant, Depositor or Trustee)


                                  By: /s/ RAYMOND F. SKIBA
                                  -------------------------
                                  Raymond F. Skiba
                                  Director


Witness: /s/ ARNOLD R. BERGMAN
         -------------------------
         Arnold R. Bergman
         Counsel